Retained Earnings and Dividends Paid - Summary of Changes in Retained Earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	₩ 20,128,247
Profit for the year attributed to owners of the controlling company	8,544,918	₩ 3,491,698	₩ (4,822,549)
Changes in equity method retained earnings
Changes	(600,675)	(755,452)
Remeasurements of defined benefit liability, net of tax	(27,437)	(296,135)	(271,724)
Ending balance	28,500,584	20,128,247
Retained earnings [member]
Beginning balance	20,128,247	16,338,262
Profit for the year attributed to owners of the controlling company	8,544,918	3,491,698
Changes in equity method retained earnings
Beginning balance	(17,420)	(11,074)
Changes	(5,944)	(6,346)
Ending balance	(23,364)	(17,420)	(11,074)
Remeasurements of defined benefit liability, net of tax	(29,899)	(281,761)	(242,987)
Transfer of revaluation reserve	0	586,394
Dividend paid	(136,738)	0
Ending balance	₩ 28,500,584	₩ 20,128,247	₩ 16,338,262